Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended				6 Months Ended
	May 31, 2024 GBP (£)	Feb. 29, 2024 GBP (£)	Jun. 30, 2020 plaintiff	Dec. 31, 2016	Jun. 30, 2024 USD ($) action category bank plaintiff trust employee	Jun. 30, 2024 CAD ($) trust category bank	Mar. 31, 2024 employee	Dec. 31, 2023 USD ($)	Dec. 31, 2009 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 108,161			$ 111,922
Number 0f mortgage securitisation trusts (more than) | trust					280	280
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period				1 month
Number of groups of plaintiffs | plaintiff					5
Gilts trading investigation
Disclosure of contingent liabilities [line items]
Number of other banks | bank					4	4
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Employees involved in litigation | employee					7
US mortgage securitisation litigation
Disclosure of contingent liabilities [line items]
Number of pending cases | category					2	2
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 543
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					382
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					5,600
Herald Fund SPC | Cash and securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities									$ 2,500
Herald Fund SPC | Cash and cash equivalents
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities									$ 2,000
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					1,160
Senator Fund SPC | Cash and securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					625
Senator Fund SPC | Cash and cash equivalents
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 188
Ontario and Quebec superior courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 1,000
Number of hearings | action					2
Punitive damages						$ 250
Financial Conduct Authority ("FCA")
Disclosure of contingent liabilities [line items]
Fines and penalties | £	£ 6
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation										$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation										$ 4,000
HSBC Holdings | New York | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Number of hearings | action					7
Number of claims dismissed | action					3
Number of remaining actions at a very early stage | action					4
HSBC Holdings and HSBC Bank plc | Forex litigation
Disclosure of contingent liabilities [line items]
Damages sought | £		£ 3,000
Hongkong and Shanghai Banking Corporation | Korean short selling investigation
Disclosure of contingent liabilities [line items]
Number of employees | employee							3
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff			2